SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jan. 02, 2016
Supplemental Financial Information [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION

Inventories

        Net inventories at year-end were as follows:

(In millions)	2015	2014

Raw materials	$180.5	$183.6
Work-in-progress	143.0	150.4
Finished goods	155.2	157.8

Inventories, net	$478.7	$491.8

Property, Plant and Equipment

        Major classes of property, plant and equipment, stated at cost, at year-end were as follows:

(In millions)	2015	2014

Land	$30.4	$32.1
Buildings and improvements	579.3	578.2
Machinery and equipment	1,922.3	1,958.2
Construction-in-progress	67.9	86.0

Property, plant and equipment	2,599.9	2,654.5
Accumulated depreciation	(1,752.0)	(1,779.2)

Property, plant and equipment, net	$847.9	$875.3

Software

        Capitalized software costs at year-end were as follows:

(In millions)	2015	2014

Cost	$398.2	$445.7
Accumulated amortization	(270.8)	(293.1)

Software, net	$127.4	$152.6

        Software amortization expense from continuing operations was $37.6 million in 2015, $36.4 million in 2014, and $35.3 million in 2013.

Research and Development

        Research and development expense from continuing operations, which is included in "Marketing, general and administrative expense" in the Consolidated Statements of Income, was as follows:

(In millions)	2015	2014	2013

Research and development expense	$91.9	$102.5	$96.0

Supplemental Cash Flow Information

        Cash paid for interest and income taxes, including amounts paid for discontinued operations, was as follows:

(In millions)	2015	2014	2013

Interest, net of capitalized amounts	$60.1	$61.6	$60.2
Income taxes, net of refunds	129.9	108.8	129.4

        Capital expenditures accrued but not paid, including amounts for discontinued operations, were $3.1 million in 2015, $3.8 million in 2014, and $11.5 million in 2013.

Currency Effects

        Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, decreased net income by $6.1 million, $8.7 million, and $7.9 million, in 2015, 2014, and 2013, respectively.

        We had no operations in hyperinflationary economies in fiscal years 2015, 2014, or 2013.